WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Change In Warrant Liability
	June 30, 2023	December 31, 2022
Balance at beginning of the period	$475	$741
Warrants issued	-	2,240
Fair value adjustment	(458)	(2,935)
Effect of movement in exchange rates	3	(111)
Balance at end of the period	$20	$475

Schedule Of Warrants Outstanding And Exercisable
	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2022	1,950,412	$0.80
Granted	7,000,000	$1.09
Warrants outstanding and exercisable, December 31, 2022	8,950,412	$1.03
Issued	-	-
Warrants outstanding and exercisable, June 30, 2023	8,950,412	$1.03

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	June 30, 2023	December 31, 2022
September 21, 2023	$1.09	7,000,000	7,000,000
September 25, 2023	$0.80	1,950,412	1,950,412
		8,950,412	8,950,412

Schedule Of Fair Value Of Warrant Liability
	June 30, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	4.90%	4.07%
Expected dividend yield	0%	0%
Expected warrant life (years)	0.23	0.73
Expected stock price volatility	41.71%	56.80%
Weighted average fair value	$0.002	$0.05